Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and tangible assets in progress	Total
	(€ million)
Gross carrying amount at January 1, 2016	€900	€8,108	€43,908	€2,734	€4,086	€59,736
Additions	6	303	3,330	453	1,617	5,709
Divestitures	(11)	(22)	(729)	(70)	(11)	(843)
Translation differences	57	431	1,749	120	225	2,582
Transfer to Assets held for sale	—	—	(92)	(10)	—	(102)
Other changes	(4)	110	2,223	(4)	(2,269)	56
At December 31, 2016	948	8,930	50,389	3,223	3,648	67,138
Additions	20	256	3,768	187	1,428	5,659
Divestitures	(11)	(17)	(1,163)	(88)	(4)	(1,283)
Change in the scope of consolidation	(2)	(104)	(618)	(21)	(5)	(750)
Translation differences	(71)	(639)	(3,167)	(301)	(325)	(4,503)
Other changes	1	68	1,844	3	(1,930)	(14)
At December 31, 2017	885	8,494	51,053	3,003	2,812	66,247
Accumulated depreciation and impairment losses at January 1, 2016	44	2,782	28,000	1,443	13	32,282
Depreciation	—	309	3,582	307	—	4,198
Divestitures	(5)	(12)	(697)	(63)	(1)	(778)
Impairment losses and asset write-offs	—	44	25	1	3	73
Translation differences	2	93	875	64	1	1,035
Transfer to Assets held for sale	—	—	(77)	(8)	—	(85)
Other changes	—	(3)	(14)	—	(1)	(18)
At December 31, 2016	41	3,213	31,694	1,744	15	36,707
Depreciation	—	313	3,440	279	—	4,032
Divestitures	(2)	(11)	(1,126)	(78)	—	(1,217)
Impairment losses and asset write-offs	1	22	83	6	7	119
Change in the scope of consolidation	(1)	(76)	(287)	(18)	—	(382)
Translation differences	(1)	(163)	(1,693)	(152)	(1)	(2,010)
Other changes	(1)	—	(29)	19	(5)	(16)
At December 31, 2017	37	3,298	32,082	1,800	16	37,233
Carrying amount at December 31, 2016	€907	€5,717	€18,695	€1,479	€3,633	€30,431
Carrying amount at December 31, 2017	€848	€5,196	€18,971	€1,203	€2,796	€29,014

For the year ended December 31, 2017, the Group recognized a total of €119 million of impairment losses and asset write-offs, of which €21 million related to certain of FCA Venezuela's assets due to the continued deterioration of the economic conditions in Venezuela prior to deconsolidation. The remaining impairment losses relates to changes in global product portfolio in EMEA and product portfolio changes in LATAM.
For the year ended December 31, 2016, the Group recognized a total of €73 million of impairment losses and asset write-offs, of which €43 million related to certain of FCA Venezuela's assets due to the continued deterioration of the economic conditions in Venezuela. This impairment charge was recognized within Selling, administrative and other expenses in the Consolidated Income Statement for the year ended December 31, 2016.
In 2017, translation differences of €2,493 million primarily reflected the weakening of the U.S Dollar, Mexican Peso and the Brazilian Real against the Euro. In 2016, translation differences of €1,547 million mainly reflected the strengthening of the Brazilian Real and the U.S. Dollar against the Euro.
The net carrying amount of assets leased under finance lease agreements includes assets that are legally owned by suppliers but which are recognized in the Consolidated Financial Statements in accordance with IFRIC 4 - Determining Whether an Arrangement Contains a Lease, with the recognition of a corresponding financial lease payable, as the arrangement conveys a right to control the use of a specific asset even if that asset is not explicitly referred to in the arrangement. The total net carrying amount of assets leased under finance lease agreements included in Property, plant and equipment were as follows:

	At December 31
	2017	2016
	(€ million)
Industrial buildings	€209	€251
Plant, machinery and equipment	193	602
Total Property, plant and equipment under finance lease	€402	€853

The carrying amounts of Property, plant and equipment of the Group (excluding FCA US) reported as pledged as security for debt are summarized as follows:

	At December 31
	2017	2016
	(€ million)
Land and industrial buildings pledged as security for debt	€1,031	€1,239
Plant and machinery pledged as security for debt and other commitments	1,324	698
Other assets pledged as security for debt and other commitments	17	3
Total Property, plant and equipment pledged as security for debt	€2,372	€1,940

Information on the assets of FCA US subject to lien is set out in Note 21, Debt.
At December 31, 2017 and 2016, the Group had contractual commitments for the purchase of Property, plant and equipment amounting to €540 million and €950 million, respectively.